Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	First Sentier Global Listed Infrastructure Fund
Class Name	Class I
Trading Symbol	FLIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Sentier Global Listed Infrastructure Fund for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstsentierfunds.com/en/insto/documents.html?. You can also request this information by contacting us at 1-888-898-5040.
Additional Information Phone Number	1-888-898-5040
Additional Information Website	https://www.firstsentierfunds.com/en/insto/documents.html?
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Global listed infrastructure delivered strong gains during the fiscal period November 1st, 2024 to October 31st, 2025. Despite uncertain U.S. economic policy, much of the period under review was characterized by generally positive financial market conditions.
• Over that period the Fund gained +12.95% after fees, compared to a return of +23.01% by the S&P Global 1200 index. The Fund  underperformed the S&P Global 1200 as the latter’s largest sector exposure is the strongly performing Information Technology sector which has benefited from investor optimism around AI.
• Over that period the Fund gained +12.95% after fees, compared to a return of +9.05% by its style-specific benchmark index, the FTSE Global Core Infrastructure 50/50 Net Index. The Fund outperformed its style-specific benchmark index due predominantly to stock selection within Utilities/Renewables, that are benefiting from increased electricity demand from data centers/AI and, stock selection within railroads that have been buoyed by M&A.
• Holdings in U.S.-listed regulated electric utilities such as American Electric Power performed well on the view that growing demand for electricity would support rate base and earnings growth.
• Toll roads and airports also performed well as robust traffic / passenger volumes underpinned healthy earnings results.
• Holdings in the energy midstream sector lagged during this period, having gained strongly in recent years.
• Mobile towers also underperformed during the period under review, owing to concerns for a slowing growth outlook.

Top Contributors
↑	American Electric Power
↑	National Grid
↑	Motiva
↑	Xcel Energy
↑	Sempra

Top Detractors
↓	ONEOK, Inc.
↓	SBA Communications
↓	PG&E
↓	Public Service Enterprise Group
↓	AES Corp.
PERFORMANCE

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/28/2017)
Class I	12.95	8.55	6.66
S&P Global 1200 (TR)	23.01	16.15	12.97
FTSE Global Core Infrastructure 50/50 Net Index	9.05	8.52	6.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 03, 2025
Updated Performance Information Location [Text Block]	Visit https://www.firstsentierfunds.com/en/insto/documents.html? for more recent performance information.
Net Assets	$ 141,283,272
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 734,124
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$141,283,272
Number of Holdings	43
Net Advisory Fee	$734,124
Portfolio Turnover	70%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Duke Energy Corp.	4.7%
American Electric Power Co., Inc.	4.7%
National Grid PLC	4.6%
Transurban Group	4.5%
NextEra Energy, Inc.	4.2%
Sempra	4.2%
CSX Corp.	3.8%
Xcel Energy, Inc.	3.5%
Norfolk Southern Corp.	3.3%
Getlink SE	3.2%
Sector Breakdown (%)
Geographic Breakdown (%)
[1]
Material Fund Change [Text Block]
Other Material Fund Changes:
At the recommendation of First Sentier Investors (US) LLC, the investment adviser of the First Sentier Global Listed Infrastructure Fund (the “Acquired Fund”), the Board of Trustees of Advisors Series Trust (the “Trust”) approved an Agreement and Plan of Reorganization whereby the Acquired Fund reorganized out of the Trust and into a corresponding series of Datum One Series Trust that was newly created specifically for such reorganization (the “Reorganization”). The Reorganization was effective November 3, 2025 after also receiving shareholder approval on October 8, 2025.

Updated Prospectus Web Address	https://www.firstsentierfunds.com/en/insto/documents.html?
Class I
Shareholder Report [Line Items]
Fund Name	First Sentier American Listed Infrastructure Fund
Class Name	Class I
Trading Symbol	FLIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Sentier American Listed Infrastructure Fund for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstsentierfunds.com/en/insto/documents.html?. You can also request this information by contacting us at 1-888-898-5040.
Additional Information Phone Number	1-888-898-5040
Additional Information Website	https://www.firstsentierfunds.com/en/insto/documents.html?
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• American listed infrastructure increased during the fiscal period November 1st, 2024 to October 31st, 2025. Despite uncertain U.S.  economic policy, much of the period under review was characterized by generally positive financial market conditions.
• Over that period the Fund gained +5.31% after fees, compared to a return of +21.45% by the S&P 500 index. The Fund underperformed the S&P 500 as the latter’s largest sector exposure is the strongly performing Information Technology sector which has benefited from investor optimism around AI.
• Over that period the Fund gained +5.31% after fees, compared to a return of +3.35% by its style-specific benchmark index, the FTSE USA Core Infrastructure Capped Index, Net TR.  The Fund outperformed its style-specific benchmark index due predominantly to stock selection within Utilities/Renewables, that are benefiting from increased electricity demand from data centers/AI.
• Holdings in U.S.-listed regulated electric utilities such as American Electric Power performed well on the view that growing demand for electricity would support rate base and earnings growth.
• Mobile towers underperformed during the period under review, owing to concerns for a slowing growth outlook.

Top Contributors
↑	American Electric Power
↑	Norfolk Southern
↑	Xcel Energy
↑	Sempra
↑	Evergy

Top Detractors
↓	ONEOK, Inc.
↓	SBA Communications
↓	PG&E
↓	American Tower
↓	Union Pacific
PERFORMANCE

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2020)
Class I	5.31	8.51
S&P 500 TR	21.45	15.06
FTSE USA Core Infrastructure Capped Index, Net TR	3.35	7.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 03, 2025
Updated Performance Information Location [Text Block]	Visit https://www.firstsentierfunds.com/en/insto/documents.html? for more recent performance information.
Net Assets	$ 3,962,616
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,962,616
Number of Holdings	28
Net Advisory Fee	$0
Portfolio Turnover	75%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
CSX Corp.	6.9%
Union Pacific Corp.	6.6%
NextEra Energy, Inc.	6.6%
Norfolk Southern Corp.	6.1%
Cheniere Energy, Inc.	5.6%
American Electric Power Co., Inc.	5.6%
Duke Energy Corp.	5.4%
ONEOK, Inc.	5.0%
Sempra	4.9%
Xcel Energy, Inc.	4.7%
Sector Breakdown (%)
[2]
Material Fund Change [Text Block]
Other Material Fund Changes:
At the recommendation of First Sentier Investors (US) LLC, the investment adviser of the First Sentier American Listed Infrastructure Fund (the “Acquired Fund”), the Board of Trustees of Advisors Series Trust (the “Trust”) approved an Agreement and Plan of Reorganization whereby the Acquired Fund reorganized out of the Trust and into a corresponding series of Datum One Series Trust that was newly created specifically for such reorganization (the “Reorganization”). The Reorganization was effective November 3, 2025 after also receiving shareholder approval on October 8, 2025.

Updated Prospectus Web Address	https://www.firstsentierfunds.com/en/insto/documents.html?

[1]
*	Expressed as a percentage of net assets.

[2]
*	Expressed as a percentage of net assets.